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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08657

                         Pioneer Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer Floating

                     Rate Trust

 NQ| February 28, 2014

Ticker Symbol:  PHD

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 ASSET BACKED SECURITY -  0.1% of Net Assets

 CONSUMER SERVICES - 0.1%

 Hotels, Resorts &  Cruise Lines - 0.1%

   131,804

 BB/NR

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

 $ 135,062

 Total Consumer Services

 $ 135,062

 TOTAL ASSET BACKED SECURITY

 (Cost  $131,803)

 $ 135,062

 COLLATERALIZED LOAN OBLIGATIONS -  2.6% of Net Assets

 BANKS - 2.6%

 Diversified Banks - 0.9%

   1,000,000(a)(b)(c)

 BB+/Ba2

 Primus, Ltd., Series 2007-2A, Class D, 2.639%, 7/15/21 (144A)

 $ 921,551

   1,000,000(b)(c)

 B+/Ba2

 Rampart, Ltd., Series 2006-1A, Class D, 3.787%, 4/18/21 (144A)

   947,999

   951,289(b)(c)

 CCC+/Ba3

 Stanfield McLaren, Ltd., Series 2007-1A, Class B2L, 4.734%, 2/27/21 (144A)

   904,775

 $ 2,774,325

 Thrifts & Mortgage Finance - 1.7%

   1,000,000(b)(c)

 BB+/Ba2

 ACA, Ltd., Series 2007-1A, Class D, 2.589%, 6/15/22 (144A)

 $ 939,759

   1,000,000(b)(c)

 BBB/Ba1

 Goldman Sachs Asset Management Plc, Series 2007-1A, Class D, 2.988%, 8/1/22 (144A)

   975,080

   1,000,000(b)(c)

 BBB/Baa2

 Gulf Stream - Sextant, Ltd., Series 2007-1A, Class D, 2.644%, 6/17/21 (144A)

   950,258

   1,000,000(b)(c)

 BB/Ba3

 Landmark CDO, Ltd., Series 2007-9A, Class E, 3.739%, 4/15/21 (144A)

   943,980

   2,000,000(b)(c)

 BBB/Baa3

 Stone Tower, Ltd., Series 2007-6A, Class C, 1.588%, 4/17/21 (144A)

   1,834,442

 $ 5,643,519

 Total Banks

 $ 8,417,844

 TOTAL COLLATERALIZED LOAN OBLIGATIONS

 (Cost  $7,357,455)

 $ 8,417,844

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  132.8% of Net Assets *

 AUTOMOBILES & COMPONENTS - 7.2%

 Auto Parts & Equipment - 5.3%

   84,686

 BB-/Ba3

 Allison Transmission, Inc., New Term B-2 Loan, 3.16%, 8/7/17

 $ 84,792

   2,910,059

 B+/Ba3

 Allison Transmission, Inc., Term Loan B-3, 3.5%, 8/23/19

   2,917,939

   2,147,078

 B+/B1

 ARC Automotive Group, Inc., Term Loan, 6.25%, 11/15/18

   2,163,181

   1,720,945

 B+/B2

 ASP HHI Acquisition Co., Inc., Additional Term Loan, 5.0%, 10/5/18

   1,737,437

   714,792

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 2.098%, 12/29/14

   710,883

   420,650

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 2.098%, 12/28/15

   418,350

   3,310,902

 B+/B1

 Metaldyne LLC, USD Term Loan, 4.25%, 12/18/18

   3,335,733

   1,216,544

 B+/B1

 TI Group Automotive Systems LLC, Additional Term Loan, 5.5%, 3/28/19

   1,225,289

   954,676

 BB/Ba2

 Tomkins LLC, Term Loan B-2, 3.75%, 9/29/16

   960,166

   2,530,907

 B+/B2

 Tower Automotive Holdings USA, LLC, Refinancing Term Loan, 4.0%, 4/23/20

   2,534,070

   1,091,250

 B/Ba3

 UCI International, Inc., (United Components), Term Loan, 5.5%, 7/26/17

   1,096,251

 $ 17,184,091

 Automobile Manufacturers - 1.0%

   3,286,139

 BB+/Ba1

 Chrysler Group LLC, Term Loan B, 3.5%, 5/24/17

 $ 3,296,691

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Tires & Rubber - 0.9%

   3,000,000

 BB/Ba1

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19

 $ 3,031,875

 Total Automobiles & Components

 $ 23,512,657

 BANKS - 0.4%

 Thrifts & Mortgage Finance - 0.4%

   1,291,991

 B+/B1

 Ocwen Loan Servicing, Initial Term Loan, 5.0%, 2/15/18

 $ 1,304,499

 Total Banks

 $ 1,304,499

 CAPITAL GOODS - 9.4%

 Aerospace & Defense - 4.4%

   1,170,578

 B+/B1

 Accudyne Industries Borrower S.C.A./Accudyne Industries LLC, Refinancing Term Loan, 4.0%, 12/13/19

 $ 1,176,184

   608,561

 B-/B2

 Cadence Aerospace Finance, Inc., Term Loan, 6.5%, 5/9/18

   610,843

   1,164,358

 B-/B3

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 5.0%, 11/2/18

   1,182,307

   471,177

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 5.0%, 11/2/18

   478,637

   1,655,490

 BBB-/Ba2

 Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20

   1,659,101

   588,689

 BB-/NR

 DynCorp International, Inc., Term Loan, 6.25%, 7/7/16

   593,840

   1,250,540

 B/Caa1

 Hunter Defense Technologies, Inc., Term Loan, 3.49%, 8/22/14

   1,137,991

   963,943

 CCC+/Caa1

 IAP Worldwide Services, Inc., First Lien Term Loan, 10.0%, 12/31/15

   306,052

   1,559,250

 B/B1

 Sequa Corp., Initial Term Loan, 5.25%, 6/19/17

   1,538,785

   1,747,766

 B+/B1

 SI Organization, Inc., New Tranche B Term Loan, 5.5%, 11/22/16

   1,721,550

   1,717,548

 BB-/B2

 TASC, Inc., New Tranche B Term Loan, 4.5%, 12/18/15

   1,634,355

   1,490,000

 B/B1

 WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/19

   1,502,106

   680,000

 CCC+/Caa1

 WP CPP Holdings LLC, Second Lien Term Loan B-1, 8.75%, 4/30/21

   691,475

 $ 14,233,226

 Building Products - 1.2%

   1,324,988

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B, 3.5%, 3/15/20

 $ 1,330,232

   1,723,848

 BB-/B2

 Summit Materials LLC, Term B Loan, 5.0%, 1/30/19

   1,734,622

   813,905

 B+/B1

 Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18

   819,119

 $ 3,883,973

 Construction & Farm Machinery & Heavy Trucks - 0.7%

   480,000

 BB/Ba1

 Manitowoc Co., Inc., Term Loan B, 3.25%, 1/3/21

 $ 481,488

   870,000

 B/Ba3

 Navistar, Inc., Tranche B, Term Loan, 5.75%, 8/17/17

   883,956

   816,930

 B+/B2

 Waupaca Foundry, Inc. Term Loan, 4.0%, 6/29/17

   818,973

 $ 2,184,417

 Electrical Components & Equipment - 1.0%

   2,201,475

 B+/B1

 Pelican Products, Inc., First Lien Term Loan, 6.25%, 7/17/18

 $ 2,221,432

   1,209,688

 BB+/Ba2

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

   1,221,028

 $ 3,442,460

 Industrial Conglomerates - 0.7%

   2,230,123

 B+/B2

 Pro Mach, Inc., Term Loan, 4.5%, 7/6/17

 $ 2,242,668

 Industrial Machinery - 0.9%

   2,103,660

 B+/Ba2

 Ina Beteiligungsgesellschaft Mit Beschrankter Haftung, Facility C (USD), 4.25%, 1/27/17

 $ 2,119,805

   704,675

 BB-/Ba3

 Xerium Technologies, Inc., New Term Loan, 6.75%, 5/17/19

   710,254

 $ 2,830,059

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Trading Companies & Distributors - 0.5%

   1,125,000

 BB-/Ba3

 Wesco Aircraft Hardware Corp., Tranche B Term  Loan, 2.5%, 2/28/21

 $ 1,127,464

   711,169

 B+/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19

   713,835

 $ 1,841,299

 Total Capital Goods

 $ 30,658,102

 COMMERCIAL & PROFESSIONAL SERVICES - 5.7%

 Commercial Printing - 0.2%

   725,239

 NR/Caa3

 Cenveo Corp., Term Loan B, 6.25%, 2/13/17

 $ 735,211

 Diversified Support Services - 1.3%

   1,067,925

 B-/B2

 InfoGroup, Inc., Term Loan B, 8.0%, 5/26/18

 $ 938,439

   1,123,952

 BB-/Ba3

 KAR Auction Services, Inc., Term Loan, 3.75%, 5/19/17

   1,129,338

   2,216,516

 B-/B1

 Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16

   2,217,440

 $ 4,285,217

 Environmental & Facilities Services - 1.3%

   1,080,750

 BB+/Baa3

 Convata Energy Corp., Term Loan, 3.5%, 3/28/19

 $ 1,087,505

   297,000

 BBB-/Ba1

 Progressive Waste Solutions Ltd., Term B Loan, 3.0%, 10/24/19

   297,371

   495,000

 B-/B2

 Tervita Corp., (fka CCS Corp.),Term Loan, 6.25%, 5/15/18

   498,580

   993,701

 B+/B1

 Waste Industries USA, Inc., Term Loan B, 4.0%, 3/17/17

   997,419

   1,409,395

 B+/B1

 WCA Waste Corp. (WCA Waste Systems, Inc.), Term Loan, 4.0%, 3/23/18

   1,414,504

 $ 4,295,379

 Human Resource & Employment Services - 0.3%

   950,739

 BB-/Ba2

 On Assignment, Inc., Initial Term B Loan, 3.5%, 5/15/20

 $ 951,127

 Research & Consulting Services - 0.7%

   2,147,875

 BB-/Ba3

 Wyle Services Corp., First Lien Term Loan, 5.0%, 3/26/17

 $ 2,148,770

 Security & Alarm Services - 1.9%

   1,016,301

 B/B1

 Allied Security Holdings LLC, Closing Date First Lien Term Loan, 4.25%, 2/12/21

 $ 1,016,936

   1,184,526

 BB/Ba3

 GEO Group, Inc., Term Loan, 3.25%, 4/3/20

   1,190,819

   2,377,799

 B/Ba3

 Monitronics International, Inc., 2013 Term Loan B, 4.25%, 3/23/18

   2,390,183

   1,495,701

 B+/B1

 Protection One, Inc., 2012 Term Loan, 4.25%, 3/21/19

   1,499,440

 $ 6,097,378

 Total Commercial & Professional Services

 $ 18,513,082

 CONSUMER DISCRETIONARY - 1.6%

 Apparel, Accessories & Luxury Goods - 0.4%

   1,246,851

 B/B2

 Renfro Corp., Tranche B Term Loan, 5.75%, 1/30/19

 $ 1,243,734

 Automobiles & Components - 0.3%

   1,000,000

 B+/B2

 CWGS Group LLC, Term Loan, 5.75%, 2/20/20

 $ 1,007,500

 Broadcasting - 0.7%

   1,500,000

 B+/B2

 Gray Television, Inc., Initial Term Loan, 4.75%, 10/11/19

 $ 1,512,657

   685,000

 CCC+/Caa2

 Learfield Communications, Inc., Initial Second Lien Term Loan, 8.75%, 10/8/21

   702,125

 $ 2,214,782

 Hotels, Resorts & Cruise Lines - 0.2%

   789,474

 BB/Ba3

 Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20

 $ 793,370

 Total Consumer Discretionary

 $ 5,259,386

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 CONSUMER DURABLES & APPAREL - 4.1%

 Apparel Retail - 0.1%

   390,000

 B/Ba2

 J. Crew Group, Inc., Initial Loan, 3.0%, 3/5/21

 $ 390,975

 Apparel, Accessories & Luxury Goods - 0.3%

   805,457

 BBB-/Ba1

 PVH Corp., Tranche B Term Loan, 3.25%, 2/13/20

 $ 808,406

 Home Furnishings - 1.1%

   2,044,460

 B+/B1

 Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/19

 $ 2,062,715

   1,461,796

 BB/Ba3

 Tempur Pedic International, Inc., Term Loan B, 3.5%, 3/18/20

   1,464,276

 $ 3,526,991

 Homebuilding - 0.1%

   1,000,000(a)(b)(d)

 NR/NR

 WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7.75%, 7/30/09

 $ 335,000

   4,500,000(a)(b)(d)

 NR/NR

 WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 13.25%, 7/30/09

   22,505

 $ 357,505

 Housewares & Specialties - 2.0%

   1,469,773

 BB+/NR

 Jarden Corp., New Tranche B Term Loan, 2.655%, 3/31/18

 $ 1,479,572

   1,184,125

 BB/Ba2

 Prestige Brands, Inc., Term B-1 Loan, 5.0%, 1/31/19

   1,191,772

   2,300,067

 B+/B1

 Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.0%, 11/30/18

   2,318,516

   1,587,343

 B+/B1

 World Kitchen LLC, U.S. Term Loan, 5.5%, 3/4/19

   1,607,184

 $ 6,597,044

 Textiles - 0.5%

   1,738,800

 NR/NR

 Klockner Pentaplast of America, Inc., Term Loan B-1, 4.75%, 12/21/16

 $ 1,759,087

 Total Consumer Durables & Apparel

 $ 13,440,008

 CONSUMER SERVICES - 8.6%

 Casinos & Gaming - 1.3%

   1,150,000

 B+/B3

 CityCenter Holdings LLC, Term B loan, 5.0%, 10/16/20

 $ 1,163,348

   167,984

 BBB-/Ba2

 Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20

   167,879

   1,485,000

 BB/Ba2

 MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.5%, 12/20/19

   1,485,465

   1,421,250

 BBB-/Baa3

 Seminole Tribe of Florida, Initial Term Loan, 3.0%, 4/29/20

   1,422,360

 $ 4,239,052

 Education Services - 2.9%

   3,493,456

 B+/B1

 Bright Horizons Family Solutions LLC,Term B Loan, 4.0%, 1/30/20

 $ 3,514,564

   948,113

 NR/NR

 Houghton Mifflin Holdings Inc., Term Loan, 4.25%, 5/22/18

 $ 956,409

   1,488,602

 B/B1

 Laureate Education, Inc., Series 2018 Extended Term Loan, 5.0%, 6/15/18

   1,466,273

   1,561,875

 NR/B2

 McGraw-Hill Global Education Holdings LLC, Term B Loan, 9.0%, 3/22/19

   1,592,136

   1,875,000

 B+/B2

 McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19

   1,902,343

 $ 9,431,725

 Hotels, Resorts & Cruise Lines - 0.5%

   1,474,230

 BB-/B2

 Seven Sea Cruises S. DE R.L., Term B2 Loan, 3.75%, 12/21/18

 $ 1,488,972

 Internet Software & Services - 0.3%

   987,525

 B/B1

 Sabre, Inc., Term B Loan, 4.25%, 2/19/19

 $ 990,765

 Leisure Facilities - 0.8%

   864,425

 BBB-/Ba1

 Cedar Fair, LP, U.S. Term Facility, 3.25%, 3/6/20

 $ 868,024

   248,750

 BB+/Ba3

 Seaworld Parks & Entertainment, Inc., Term B-2 Loan, 3.0%, 5/14/20

   247,538

   1,514,465

 BB+/Ba2

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.5%, 12/20/18

   1,526,764

 $ 2,642,326

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Restaurants - 2.3%

   1,107,975

 BB/Ba3

 Burger King Corp., 2012 Tranche B Term Loan, 3.75%, 9/28/19

 $ 1,115,386

   205,995

 BB-/Ba2

 DineEquity, Inc., Term B-2 Loan, 3.75%, 10/19/17

   207,374

   2,861,513

 B+/Ba3

 Landry's, Inc., (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18

   2,884,167

   1,791,542

 B/Ba3

 NPC International, Inc., 2013 Term Loan, 4.0%, 12/28/18

   1,806,098

   1,512,935

 BB-/B1

 Wendy's International, Inc., Term B Loan, 3.25%, 5/15/19

   1,515,367

 $ 7,528,392

 Specialized Consumer Services - 0.5%

   1,985,000

 BB/Baa1

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.0%, 4/2/20

 $ 1,536,886

 Total Consumer Services

 $ 27,858,118

 CONSUMER STAPLES - 1.0%

 Drug Retail - 0.4%

   1,250,000

 B+/B1

 Rite Aid Corp., Tranche 6 Term Loan, 3.0%, 2/21/20

 $ 1,258,594

 Food Retail - 0.6%

   2,000,000

 BB+/NR

 Albertson's LLC, Term B-1 Loan, 3.25%, 3/21/16

 $ 2,017,240

 Total Consumer Staples

 $ 3,275,834

 DIVERSIFIED FINANCIALS - 3.0%

 Investment Banking & Brokerage - 0.8%

   1,216,396

 B/B1

 Duff & Phelps Corp., Initial Term Loan, 4.5%, 4/23/20

 $ 1,218,677

   748,125

 NR/NR

 Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.25%, 7/22/20

   756,775

   540,416

 BB-/Ba2

 LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3.25%, 3/29/19

   541,655

 $ 2,517,107

 Other Diversified Financial Services - 2.1%

   1,681,033

 BBB/Ba2

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18

 $ 1,691,540

   325,000

 BBB-/Ba2

 Delos Finance, S.à r.l., Term Loan, 2.75%, 3/6/21

   326,574

   891,092

 BBB-/B1

 Fly Funding II S.a.r.l., Term Loan, 4.5%, 8/9/19

   905,201

   1,000,000

 NR/Baa2

 Kasima LLC, Term Loan, 3.25%, 5/17/21

   1,001,250

   2,039,750

 B/B1

 Livingston International, Inc., First Lien Initial Term B-1 Loan, 5.0%, 4/18/19

   2,052,499

   989,394

 BB/Ba3

 Ship Luxco 3 S.a.r.l. (RBS Worldpay), Facility B2A, 5.25%, 11/29/19

   1,000,277

 $ 6,977,341

 Specialized Finance - 0.1%

   156,000

 BB-/B1

 Bats Global Markets, Inc., Term Loan, 5.0%, 1/31/20

 $ 157,235

 Total Diversified Financials

 $ 9,651,683

 ENERGY - 5.3%

 Coal & Consumable Fuels - 0.5%

   897,750

 B+/Ba3

 Foresight Energy LLC, Term Loan, 5.5%, 8/21/20

 $ 907,850

   733,333

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 18.158%, 11/7/14

   733,333

 $ 1,641,183

 Integrated Oil & Gas - 0.2%

   620,576

 BBB/Baa2

 Glenn Pool Oil & Gas Trust 1, Term Loan, 4.5%, 5/2/16

 $ 627,558

 Integrated Oil & Gas  (continued) - 0.3%

   900,000

 BB-/Ba3

 ExGen Renewables, LLC, Term Loan, 5.25%, 2/6/21

 $ 918,000

 Oil & Gas Drilling - 0.7%

   992,500

 B-/B3

 Offshore Group Investment, Ltd., (Vantage Delaware Holdings LLC), Second Lien Term Loan, 5.75%, 3/28/19

 $ 1,007,387

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Oil & Gas Drilling (continued)

   1,094,500

 B+/B1

 Pacific Drilling SA, Term Loan, 4.5%, 6/3/18

   1,103,530

 $ 2,110,917

 Oil & Gas Equipment - 0.3%

   930,000

 B+/B3

 FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20

 $ 936,198

 Oil & Gas Equipment & Services - 1.1%

   1,688,995

 B-/B2

 Frac Tech Services International, Inc., Term Loan, 8.5%, 5/6/16

 $ 1,715,838

   2,462,500(a)

 B+/Caa1

 Preferred Proppants LLC, Term Loan B, 11.75%, 12/15/16

   1,916,645

 $ 3,632,483

 Oil & Gas Exploration & Production - 1.7%

   1,600,000

 BB-/Ba3

 Chesapeake Energy Corp., Term Loan, 5.75%, 12/2/17

 $ 1,637,000

   1,516,667

 B+/Ba3

 EP Energy LLC, Tranche B-3 Term Loan, 3.5%, 5/24/18

   1,520,616

   899,125

 BB-/Ba2

 Fieldwood Energy LLC, Closing Date Term Loan, 3.875%, 9/28/18

   902,965

   1,600,000

 B-/B1

 Samson Investment Co., Tranche 1 Second Lien Term Loan, 5.0%, 9/25/18

   1,616,400

 $ 5,676,981

 Oil & Gas Refining & Marketing - 0.5%

   1,693,224

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3.75%, 3/30/18

 $ 1,703,455

 Total Energy

 $ 17,246,775

 FINANCIALS - 0.6%

 Other Diversified Financial Services - 0.6%

   1,750,000

 B/B2

 Springleaf Financial Funding Co., 2019 Term Loan, 4.75%, 9/30/19

 $ 1,778,437

 Total Financials

 $ 1,778,437

 FOOD & STAPLES RETAILING - 0.9%

 Food Distributors - 0.8%

   2,487,500

 B/B1

 Mill US Acquisition First Lien Term Loan, 4.75%, 7/3/20

 $ 2,508,490

 Food Retail - 0.1%

   478,448

 B/B1

 Roundy's Supermarkets, Inc., Tranche B Term Loan, 5.75%, 2/13/19

 $ 478,846

 Total Food & Staples Retailing

 $ 2,987,336

 FOOD, BEVERAGE & TOBACCO - 4.4%

 Agricultural Products - 0.6%

   995,000

 B/Ba3

 Arysta LifeScience SPC LLC, Initial First Lien Term Loan, 4.5%, 5/29/20

 $ 1,003,085

   953,475

 CCC+/Caa1

 Arysta LifeScience SPC LLC, Initial Second Lien Term Loan, 8.25%, 11/30/20

   974,928

 $ 1,978,013

 Packaged Foods & Meats - 3.8%

   584,100

 B/B1

 AdvancePierre Foods, Inc., First Lien Term Loan, 5.75%, 7/10/17

 $ 587,473

   950,000

 BB-/B1

 Aramark Canada Ltd., Extended Canadian Term Loan B, 3.747%, 7/26/16

   953,083

   1,429,390

 B/B2

 Del Monte Corp., Initial Term Loan, 3.5%, 3/9/20

   1,433,559

   1,641,750

 BB/Ba2

 H.J. Heinz Co., Term B-2 Loan, 3.5%, 6/5/20

   1,656,518

   1,206,660

 NR/B2

 Heartshide Food Solutions LLC,  Term Loan A, 6.5%, 6/7/18

   1,212,693

   1,390,880

 B+/Ba3

 Michael Foods Group, Inc., Facility Term Loan B, 4.25%, 2/25/18

   1,396,965

   2,000,000

 B-/NR

 New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20

   2,082,500

   2,233,125

 BB/Ba3

 Pinnacle Foods Finance LLC, New Term Loan G, 3.25%, 4/29/20

   2,231,381

   875,000

 B+/B2

 Windsor Quality Food Co., Ltd., Term B Loan, 5.0%, 12/26/20

   878,281

 $ 12,432,453

 Total Food, Beverage & Tobacco

 $ 14,410,466

 HEALTH CARE - 2.6%

 Health Care Equipment - 0.2%

   759,000

 CCC+/Caa2

 Accellent Inc. (Medical Device/UTI), Second Lien Term Loan, 6.5%, 2/21/22

 $ 768,488

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Health Care Services - 1.2%

   2,875,000

 B/B2

 Gentiva Health Services, Inc., Initial Term Loan B, 6.5%, 10/18/19

 $ 2,907,344

   1,000,000

 B/Ba3

 U.S. Renal Care, Inc., Tranche First Lien B-2 Term Loan, 3.25%, 7/3/19

   1,009,375

 $ 3,916,719

 Pharmaceuticals - 1.2%

   1,075,000

 B/B3

 Patheon, Inc., Term Loan, 3.25%, 1/22/21

 $ 1,072,984

   1,000,000

 BB/Ba1

 Salix Pharmaceuticals, Ltd., Term Loan, 4.25%, 1/2/20

   1,011,458

   987,500

 BB/Ba1

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 3.75%, 12/11/19

   992,963

   740,625

 BB/NR

 Valeant Pharmaceuticals International, Inc., Series D-2 Term Loan B, 3.75%, 2/13/19

   744,722

 $ 3,822,127

 Total Health Care

 $ 8,507,334

 HEALTH CARE EQUIPMENT & SERVICES - 11.4%

 Health Care Equipment & Services - 0.7%

   1,599,704

 BB/NR

 Hologic, Inc., Refinancing Tranche B Term Loan, 3.25%, 8/1/19

 $ 1,603,303

   480,256

 BB-/Ba3

 Kinetic Concepts, Inc., Dollar E-1 Term Loan, 4.0%, 5/4/18

   482,537

 $ 2,085,840

 Health Care Facilities - 4.0%

   812,151

 BB/Ba2

 CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21

 $ 820,462

   304,714

 BB/Ba2

 CHS/Community Health Systems, Inc., Extended Term Loan, 3.497%, 1/25/17

   306,808

   2,442,351

 BB/Ba3

 HCA, Inc., Tranche B-4 Term Loan, 2.997%, 5/1/18

   2,440,824

   3,462,794

 BB/NR

 HCA, Inc., Tranche B-5 Term Loan, 2.905%, 3/31/17

   3,461,350

   1,604,914

 B/Ba3

 Iasis Healthcare LLC, Term B-2 Loan, 4.5%, 5/3/18

   1,614,433

   1,090,999

 B+/Ba3

 Kindred Healthcare, Inc., Term B-1 Loan, 4.25%, 6/1/18

   1,099,181

   1,485,028

 B/B2

 RCHP, Inc., 2013 First Lien Term Loan, 7.0%, 11/4/18

   1,459,040

   936,781

 B+/Ba2

 Select Medical Corp., Tranche B Term Loan, 4.0%, 6/1/18

   943,417

   496,250

 B/B1

 United Surgical Partners International, Inc., New Tranche B Term Loan, 4.75%, 4/3/19

   500,748

   434,844

 BB+/B2

 Universal Health Services, Inc., Tranche B-1 Term Loan, 2.405%, 11/15/16

   437,901

 $ 13,084,164

 Health Care Services - 4.5%

   626,996

 B+/B2

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $ 337,010

   547,250

 B+/Ba3

 Alliance Healthcare Services, Inc., Initial Term Loan, 4.25%, 6/3/19

   547,165

   787,050

 B+/B1

 Ardent Medical Services, Inc., First Lien Term Loan, 6.75%, 7/2/18

   792,953

   875,000

 NR/NR

 BSN Medical Luxembourg Holding, S.a.r.l. (P & F Capital), Facility Term Loan B-1A, 4.0%, 8/28/19

   881,927

   991,493(e)

 CCC/Caa2

 CCS Medical, Inc., Second Lien Term Loan, 3.25%, 3/31/16

   842,769

   1,386,000

 BB-/Ba2

 Davita HealthCare Partners, Inc., Term Loan B2, 4.0%, 11/1/19

   1,392,750

   1,188,315

 B+/B1

 Emergency Medical Services Corp., Initial Term Loan, 4.0%, 5/25/18

   1,193,975

   770,005

 B-/B2

 Inventiv Health, Inc., Consolidated Term Loan, 7.5%, 8/4/16

   772,412

   1,272,500

 B/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.75%, 1/31/21

   1,282,574

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Health Care Services (continued)

   399,000

 B/B2

 National Surgical Hospitals, Inc., Term Loan, 5.75%, 8/1/19

   400,496

   1,836,005

 D/NR

 Rural/Metro Operating Co., LLC, First Lien Term Loan, 1.0%, 6/30/18

   1,745,353

   1,243,750

 B/B2

 Steward Health Care System LLC, Term Loan, 6.75%, 4/10/20

   1,242,973

   556,525

 B/B2

 Surgery Center Holdings, Inc., First Lien Term Loan, 6.0%, 4/11/19

   557,916

   750,000

 CCC+/Caa2

 Surgery Center Holdings, Inc., Second Lien Term Loan, 9.75%, 4/11/20

   744,375

   606,912

 B/B2

 Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17

   590,980

   2,182,500

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 7.75%, 12/22/16

   1,364,063

 $ 14,689,691

 Health Care Supplies - 0.2%

   710,014

 B+/NR

 Alere, Inc., Term Loan B, 5.5%, 6/30/17

 $ 715,487

 Health Care Technology - 1.6%

   927,198

 B+/Ba3

 ConvaTec, Inc., Dollar Term Loan, 4.0%, 12/22/16

 $ 932,993

   2,102,710

 BB-/Ba3

 Emdeon, Inc., Term B-2 Loan, 3.75%, 11/2/18

   2,111,033

   496,000

 BB+/Ba3

 MedAssets, Inc., Term B Loan, 4.0%, 12/13/19

   498,170

   1,042,249

 CCC/Caa3

 Medical Card System, Inc., Term Loan, 0.0%, 9/17/15

   1,000,559

   738,792

 NR/Ba3

 Truven Health Analytics, Inc., Tranche B Term Loan, 4.5%, 6/6/19

   740,639

 $ 5,283,394

 Managed Health Care - 0.4%

   666,424

 B+/B2

 MMM Holdings, Inc., MMM Term Loan, 9.75%, 12/12/17

 $ 673,505

   484,672

 B+/B2

 MSO of Puerto Rico, Inc., Term Loan, 9.75%, 12/12/17

   488,307

 $ 1,161,812

 Total Health Care Equipment & Services

 $ 37,020,388

 HOUSEHOLD & PERSONAL PRODUCTS - 3.3%

 Household Products - 1.8%

   199,000

 B+/B1

 Berlin Packaging LLC, 2013 First Lien Term Loan, 4.75%, 4/2/19

 $ 200,741

   1,491,761

 BB/Ba3

 Spectrum Brands, Inc., Tranche C Term Loan, 5.0%, 9/4/19

   1,497,755

   1,477,576

 BB-/B1

 SRAM LLC, First Lien Term Loan, 5.25%, 4/10/20

   1,482,501

   414,197

 B/B1

 Waddington North America, Inc., Term Loan 2013, 4.5%, 6/7/20

   416,268

   1,881,477

 B-/B2

 Wash MultiFamily Laundry Systems LLC, U.S. Term Loan, 4.5%, 2/21/19

   1,895,588

   237,909

 B/B1

 WNA Holdings, Inc., Term Loan, 4.5%, 6/7/20

   239,099

 $ 5,731,952

 Personal Products - 1.5%

   2,094,571

 BB-/NR

 NBTY, Inc., B-2 Term Loan, 3.5%, 10/1/17

 $ 2,104,718

   747,000

 B/B2

 Party City Holdings Inc., 2014 Replacement Term Loan, 3.0%, 7/27/19

   748,867

   2,088,281

 B+/Ba2

 Revlon Consumer Products Corp., Replacement Term Loan 2014, 3.25%, 11/19/17

   2,089,847

 $ 4,943,432

 Total Household & Personal Products

 $ 10,675,384

 INDUSTRIALS - 2.2%

 Building Materials - 0.1%

   320,000

 B/B2

 Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/21

 $ 321,050

 Building Products - 0.5%

   498,750

 B+/B1

 Quikrete Holdings, Inc., Initial First Lien Loan, 4.0%, 9/26/20

 $ 501,999

   1,000,000

 B-/B3

 Quikrete Holdings, Inc., Initial Second Lien Loan, 7.0%, 3/26/21

   1,029,063

 $ 1,531,062

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Construction & Farm Machinery & Heavy Trucks - 0.3%

   860,247

 BB+/Ba1

 Terex Corp., 2013 New U.S. Term Loan, 3.5%, 4/28/17

 $ 867,236

 Diversified Support Services - 0.1%

   300,000

 B-/Ba3

 TMS International Corp., Term B Loan, 4.5%, 10/16/20

 $ 303,187

 Environmental & Facilities Services - 0.2%

   598,489

 B+/B1

 ADS Waste Holdings, Inc., Tranche B Term Loan, 3.75%, 10/9/19

 $ 599,985

 Industrial Machinery - 0.5%

   1,500,000

 B/B1

 Gardner Denver, Inc., Initial Dollar Term Loan, 3.25%, 7/30/20

 $ 1,496,676

 Security & Alarm Services - 0.1%

   100,581

 B+/Ba3

 Garda Security, Term B Delayed Draw Loan, 4.0%, 11/6/20

 $ 101,021

   393,181

 B+/Ba3

 Garda Security, Term B Loan, 4.0%, 11/6/20

   394,902

 $ 495,923

 Trucking - 0.4%

   800,000

 B/Ba3

 Syncreon Global Finance, Inc., Term Loan, 5.25%, 10/28/20

 $ 806,000

   650,000

 CCC+/Ba3

 YRC Worldwide Inc., Initial Term Loan, 7.0%, 2/13/19

   654,063

 $ 1,460,063

 Total Industrials

 $ 7,075,182

 INSURANCE - 2.6%

 Insurance Brokers - 0.3%

   990,004

 B/B1

 AmWins Group LLC, Term Loan, 5.0%, 9/6/19

 $ 998,821

 Life & Health Insurance - 0.3%

   927,198

 BB/Ba3

 CNO Financial Group, Inc., Tranche B-2 Term Loan, 3.75%, 9/28/18

 $ 930,096

 Multi-Line Insurance - 0.7%

   1,245,000

 B/B1

 Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19

 $ 1,251,419

   1,000,000

 B/B1

 Hyperion Finance S.a.r.l., Term Loan, 5.75%, 10/17/19

   998,750

 $ 2,250,169

 Property & Casualty Insurance - 1.3%

   2,449,097

 B-/B2

 Confie Seguros Holding II  Co., First Lien Term Loan B, 5.75%, 11/9/18

 $ 2,452,159

   1,955,287

 NR/B1

 USI, Inc., 2013 Initial Term Loan, 4.25%, 12/27/19

   1,965,063

 $ 4,417,222

 Total Insurance

 $ 8,596,308

 MATERIALS - 10.5%

 Aluminum - 1.7%

   1,360,763

 B/B1

 Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/19

 $ 1,302,080

   2,182,544

 BB-/Ba2

 Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17

   2,196,576

   1,900,000

 B/B2

 Turbocombustor Technology, Inc., Initial Term Loan, 5.5%, 12/2/20

   1,902,384

 $ 5,401,040

 Commodity Chemicals - 0.6%

   1,179,090

 BB-/B1

 Taminco Global Chemical Corp., Initial Tranche B-3 Dollar Term Loan, 3.25%, 2/15/19

 $ 1,182,529

   821,301

 BBB-/Ba2

 Tronox Pigments (Netherlands) B.V., Closing Date Term Loan, 4.5%, 3/19/20

   825,408

 $ 2,007,937

 Diversified Chemicals - 1.9%

   2,495,578

 BB-/Ba3

 Axalta Coating Systems Dutch Holding B B.V. & Axalta Coating Systems U.S. Holdings, Inc., Refinanced Term B Loan, 4.0%, 2/1/20

 $ 2,514,489

   643,176

 BBB-/Ba1

 Eagle Spinco, Inc., Term Loan, 3.5%, 1/28/17

   648,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Diversified Chemicals (continued)

   1,847,750

 B+/B2

 Nexeo Solutions LLC, Initial Term Loan, 5.0%, 9/8/17

   1,845,440

   1,339,485

 B+/B2

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

   1,333,066

 $ 6,340,995

 Diversified Metals & Mining - 1.5%

   2,963,813

 BBB-/Baa3

 FMG Resources (August 2006) Pty, Ltd. (FMG America Finance, Inc.), Term Loan, 4.25%, 6/28/19

 $ 2,997,156

   121,336

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 4.0%, 7/26/18

   121,639

   1,023,855

 BB-/NR

 U.S. Silica Co., Term Loan, 4.0%, 7/23/20

   1,030,254

   877,527

 B/B3

 Walter Energy, Inc., Term Loan B, 6.75%, 4/2/18

   863,450

 $ 5,012,499

 Metal & Glass Containers - 1.2%

   2,194,938

 B/B1

 BWAY Holding Co., Initial Term Loan, 4.5%, 8/6/17

 $ 2,211,058

   1,543,268

 B/B1

 Tank Holding Corp., Initial Term Loan, 4.25%, 7/9/19

   1,544,425

 $ 3,755,483

 Paper Packaging - 0.4%

   165,000

 B+/B2

 Caraustar Industries, Inc., Term Loan, 7.5%, 5/1/19

 $ 168,953

   1,175,407

 BB+/Ba1

 Sealed Air Corp., Replacement Term Loan, 3.0%, 10/3/18

   1,183,856

 $ 1,352,809

 Paper Products - 1.4%

   3,482,500

 B+/Ba2

 Appvion, Inc., Term Commitment, 5.75%, 6/28/19

 $ 3,518,049

   605,000

 B/B1

 Exopack Holdings SA, USD Term Loan, 5.25%, 5/8/19

   614,579

   287,168

 BB-/Ba3

 Ranpak Corp., USD First Lien Term Loan, 4.5%, 4/23/19

   289,501

 $ 4,422,129

 Specialty Chemicals - 1.4%

   1,815,636

 BB+/Ba1

 Chemtura Corp., New Term Loan, 3.5%, 8/29/16

 $ 1,830,388

   153,156

 BB+/Ba2

 Huntsman International LLC, Extended Term B Loan, 2.699%, 4/19/17

   153,730

   1,980,000

 B+/B2

 PQ Corp. Term Loan, 4.5%, 8/7/17

   1,992,375

   612,323

 BBB-/Ba2

 W.R. Grace & Co., U.S. Term Loan, 2.25%, 2/3/21

   612,897

 $ 4,589,390

 Steel - 0.4%

   493,750

 B/B1

 Essar Steel Algoma, Inc., Term Loan, 9.25%, 9/19/14

 $ 496,990

   882,880

 BB-/B2

 JMC Steel Group, Inc., Term Loan, 4.75%, 4/1/17

   886,007

 $ 1,382,997

 Total Materials

 $ 34,265,279

 MEDIA - 16.8%

 Advertising - 2.7%

   1,392,449

 B+/B1

 Acosta, Inc., 2013 Term Loan B, 5.5%, 3/3/18

 $ 1,402,458

   1,797,843

 B+/Ba3

 Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 12/18/17

   1,809,754

   3,120,216

 B-/B1

 Affinion Group, Inc., Tranche B Term Loan, 6.75%, 10/9/16

   3,090,405

   2,029,500

 B/B1

 Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/19

   2,024,426

   401,255

 B/B1

 Getty Images, Inc., New Initial Term Loan, 4.75%, 10/18/19

   383,651

 $ 8,710,694

 Broadcasting - 5.0%

   414,700

 BB+/Ba1

 CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corp.), Term Loan, 3.0%, 2/1/21

 $ 414,570

   326,256

 BB-/Ba3

 Entercom Radio LLC, Term B-2 Loan, 4.0%, 11/23/18

   329,519

   193,008

 B+/NR

 Hubbard Radio LLC, First LienTerm Loan, 4.5%, 4/29/19

   194,215

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Broadcasting (continued)

   1,910,400

 BB/Ba3

 MCC Iowa LLC, Tranche H Term Loan, 3.25%, 1/29/21

   1,899,631

   2,135,750

 NR/B2

 NEP/NCP Holdco, Inc., Incremental First Lien Term Loan, 4.25%, 1/22/20

   2,146,429

   922,292

 B/B2

 Salem Communications Corp., Term Loan, 4.5%, 3/13/20

   929,209

   1,033,787

 BB+/Ba1

 Sinclair Television Group, Inc., Tranche B Term Loan, 3.0%, 4/9/20

   1,032,618

   1,761,425

 B+/Ba3

 TWCC Holding Corp., Term Loan, 3.5%, 2/13/17

   1,714,747

   7,710,027

 B+/B2

 Univision Communications Inc., First-Lien Term Loan, 4.0%, 3/1/20

   7,739,742

 $ 16,400,680

 Cable & Satellite - 5.9%

   6,970,775

 BB-/Ba2

 Cequel Communications LLC, Term Loan, 3.5%, 2/14/19

 $ 6,981,643

   2,034,775

 BB+/Baa3

 Charter Communications Operating LLC, Term F Loan, 3.0%, 12/31/20

   2,027,674

   1,728,125

 BB/Ba3

 MCC Iowa LLC, Tranche G Term Loan, 4.0%, 1/20/20

   1,734,605

   3,450,139

 BB-/Ba3

 Telesat Canada, U.S. Term B-2 Loan, 3.5%, 3/28/19

   3,464,354

 GBP

   400,000

 BB-/Ba3

 Virgin Media Investment Holdings, Ltd., GBP Term Loan C, 4.5%, 6/8/20

   676,205

   1,660,000

 BB-/Ba3

 Virgin Media Investment Holdings, Ltd., New Term Loan B, 3.5%, 6/8/20

   1,660,000

   2,771,948

 B/B1

 WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/1/19

   2,791,873

 $ 19,336,354

 Movies & Entertainment - 2.3%

   1,178,691

 BB-/Ba2

 AMC Entertainment, Inc. Initial Term Loan, 3.5%, 4/30/20

 $ 1,182,096

   1,243,750

 B+/B1

 Aufinco Pty, Ltd./ U.S. Finco LLC (Hoyts Group), Term Loan B, 4.0%, 5/29/20

   1,248,414

   785,829

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18

   788,776

   1,000,000

 NR/NR

 Deluxe Entertainment Services Group Inc., Initial Term Loan, 5.5%, 2/28/20

   1,004,585

   1,094,500

 BB+/Ba1

 Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/20

   1,096,552

   2,057,344

 BB-/Ba3

 WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/1/20

   2,058,951

 $ 7,379,374

 Publishing - 0.9%

   966,667(a)

 D/NR

 Cengage Learning Acquisitions, Inc., Term Loan, 4.75%, 7/3/14

 $ 900,208

   1,604,735

 BB-/Ba3

 Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18

   1,610,753

   471,985

 BB-/Ba3

 MTL Publishing LLC, Term Loan B, 4.25%, 6/29/18

   474,345

 $ 2,985,306

 Total Media

 $ 54,812,408

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%

 Biotechnology - 0.3%

   930,787

 BB+/Ba3

 Alkermes, Inc., 2019 Term Loan, 3.5%, 9/25/19

 $ 933,114

 Pharmaceuticals - 0.8%

   3,173,241(e)

 NR/NR

 Graceway Pharmaceuticals LLC, Mezzanine Term Loan, 0.0%, 12/31/13

 $ 8,926

   497,500

 B+/B1

 Harvard Drug Group, LLC Term Loan, 5.0%, 8/16/20

   501,231

   672,579

 B+/B2

 Medpace Intermediateco, Inc., Term Loan B, 5.25%, 6/19/17

   674,260

   1,481,288

 B/B1

 Par Pharmaceutical, Inc., Term B-2 Loan, 4.0%, 9/30/19

   1,485,455

 $ 2,669,872

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 3,602,986

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 REAL ESTATE - 1.1%

 Diversified Real Estate Activities - 0.1%

   496,250

 BB/Ba1

 CBRE Services, Inc., Tranche B Term Loan, 2.909%, 3/28/21

 $ 498,318

 Real Estate Services - 1.0%

   1,634,151

 NR/B1

 Altisource Solutions, S.a.r.l, Term Loan B, 4.5%, 12/9/20

 $ 1,642,322

   1,525,008

 B/B1

 GCA Services Group, Inc., First Lien Term Loan, 5.5%, 11/1/19

   1,537,876

 $ 3,180,198

 Total Real Estate

 $ 3,678,516

 RETAILING - 3.2%

 Apparel Retail - 0.7%

   2,344,824

 B-/B3

 Gymboree Corp., Term Loan, 5.0%, 2/23/18

 $ 2,144,677

 Automotive Retail - 0.5%

   718,193

 BB/Ba1

 Avis Budget Car Rental LLC, Tranche B Term Loan, 3.0%, 3/15/19

 $ 719,809

   990,000

 BB/Ba1

 Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/11/18

   993,632

 $ 1,713,441

 Computer & Electronics Retail - 0.5%

   1,789,744

 B/B2

 Targus Group International, Inc., Term Loan, 12.0%, 5/24/16

 $ 1,610,770

 Department Stores - 0.2%

   625,000

 B/B1

 Leonardo Acquisition Corp. (1-800 Contacts), First Lien Term Loan, 3.25%, 1/31/21

 $ 627,995

 Distributors - 0.5%

   1,658,288

 B+/B2

 Spin Holdco, Inc., Initial First Lien Term Loan, 4.25%, 11/14/19

 $ 1,665,887

 Home Improvement Retail - 0.8%

   744,375

 B/B2

 Apex Tool Group LLC, Term Loan, 4.5%, 1/31/20

 $ 738,234

   1,857,282

 B/Ba3

 Hillman Group, Inc., Term Loan, 3.75%, 5/28/17

   1,870,437

 $ 2,608,671

 Total Retailing

 $ 10,371,441

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%

 Semiconductor Equipment - 0.7%

   1,831,196

 BB-/B1

 Aeroflex, Inc., Tranche B-1 Term Loan, 4.5%, 11/9/19

 $ 1,846,441

   510,425

 BBB-/Baa3

 Sensata Technology BV/Sensata Technology Finance Co., LLC, Term Loan, 3.25%, 5/12/19

   514,371

 $ 2,360,812

 Semiconductors - 0.6%

   1,858,657

 BB+/Ba2

 Microsemi Corp., Term Loan B, 3.75%, 2/19/20

 $ 1,865,917

 Total Semiconductors & Semiconductor Equipment

 $ 4,226,729

 SOFTWARE & SERVICES - 8.9%

 Application Software - 4.5%

   1,038,031

 B+/B1

 Applied Systems, Inc., First Lien Term Loan, 5.5%, 1/25/21

 $ 1,046,335

   997,500

 BB-/B1

 Epiq Systems, Inc., Term Loan, 4.75%, 8/27/20

   1,003,734

   3,297,353

 B-/Ba3

 Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.5%, 4/3/18

   3,284,988

   1,084,740

 B+/Ba3

 Infor (U.S.), Inc., Tranche B-5 Term Loan, 3.75%, 6/3/20

   1,085,418

   1,538,287

 BB+/NR

 Nuance Communications, Inc., Term Loan C, 2.91%, 8/7/19

   1,529,442

   1,509,527

 B+/B1

 Serena Software, Inc., Extended 2016 Term Loan, 4.156%, 3/10/16

   1,497,262

   2,379,591

 BB-/B1

 Verint Systems, Inc., Term Loan, 4.0%, 9/6/19

   2,388,514

   1,000,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

   1,018,438

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Application Software (continued)

   1,857,920

 B+/B1

 Vertafore, Inc., Term Loan, 4.25%, 10/3/19

   1,870,114

 $ 14,724,245

 Data Processing & Outsourced Services - 1.1%

   1,000,000

 B+/NR

 First Data Corp., 2018 B Term Loan, 4.156%, 9/24/18

 $ 1,004,271

   802,493

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 4.156%, 3/23/18

   805,932

   1,856,297

 BB+/Ba1

 Genpact, Ltd., Term Loan, 3.5%, 8/30/19

   1,863,249

 $ 3,673,452

 Date Processing & Outsourced Services - 0.0%†

   60,879

 B/B3

 First Data Corp., 2021 New Dollar Term Loan, 4.156%, 3/24/21

 $ 61,018

 Internet Software & Services - 0.2%

   389,000

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 4.0%, 12/15/16

 $ 390,945

   250,000

 B-/Ba2

 DealerTrack Technologies, Inc., Term Loan, 2.75%, 2/28/21

   252,187

 $ 643,132

 IT Consulting & Other Services - 2.0%

   1,975,000

 BBB-/Baa3

 Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 3.75%, 7/31/19

 $ 1,986,728

   1,436,495

 B/B1

 Deltek, Inc., First Lien Term Loan, 4.5%, 10/10/18

   1,443,678

   491,174

 B-/B1

 Kronos, Inc., First Lien Incremental Term Loan, 4.5%, 10/30/19

   494,857

   747,000

 B+/B1

 Safenet, Inc., First Lien Term Loan, 4.5%, 2/28/20

   743,265

   1,800,140

 BB/Ba3

 SunGuard Data Systems, Inc., Tranche C Term Loan, 3.908%, 2/28/17

   1,810,535

 $ 6,479,063

 Systems Software - 1.1%

   830,554

 BBB-/Ba2

 Dealer Computer Services, Inc., Tranche B Term Loan, 2.155%, 4/21/16

 $ 833,841

   1,980,693

 BB/Ba2

 Rovi Solutions Corp., Tranche B-3 Term Loan, 3.5%, 3/29/19

   1,976,979

   698,618

 B+/B1

 Stoneriver Group, LP, Initial First Lien Term Loan, 4.5%, 11/30/19

   699,491

 $ 3,510,311

 Total Software & Services

 $ 29,091,221

 TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%

 Communications Equipment - 0.7%

   695,000

 B+/B1

 Audio Visual Services Group, Inc., First Lien Term Loan, 4.5%, 1/25/21

 $ 700,212

   941,756

 B-/B1

 Avaya, Inc., Replacement Term B-6 Loan, 6.5%, 3/31/18

   940,775

   348,246

 BB+/Ba2

 CommScope, Inc., Tranche 3 Term Loan, 2.733%, 1/21/17

   349,551

   522,368

 BB+/Ba2

 CommScope, Inc., Tranche 4 Term Loan, 3.25%, 1/14/18

   525,307

 $ 2,515,845

 Electronic Components - 0.9%

   1,303,450

 B+/B2

 Generac Power Systems, Inc., Term Loan, 3.5%, 5/29/20

 $ 1,307,794

   1,578,455

 B/B2

 Scitor Corp., Term Loan, 5.0%, 2/15/17

   1,555,753

 $ 2,863,547

 Electronic Equipment & Instruments - 0.3%

   982,330

 B+/Ba3

 Sensus USA, Inc., Term Loan, 4.75%, 5/9/17

 $ 988,317

 Electronic Manufacturing Services - 0.2%

   571,600

 B+/B2

 Clover Technologies Group LLC, (Clover Holdings, Inc.), Term Loan, 7.75%, 5/7/18

 $ 571,600

 Total Technology Hardware & Equipment

 $ 6,939,309

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 TELECOMMUNICATION SERVICES - 2.1%

 Integrated Telecommunication Services - 1.5%

   865,650

 BB+/Baa3

 TW Telecom Holdings, Inc., (fka Time Warner Telecom Holdings, Inc.), Term Loan B Loan, 2.66%, 4/17/20

 $ 867,994

   1,600,092

 BB/Ba3

 West Corp., Term B-10 Loan, 3.25%, 6/30/18

   1,596,341

   1,108,083

 BB/Ba3

 West Corp., Term B-9 Loan, 2.75%, 7/15/16

   1,111,540

   1,237,500

 BB+/Baa3

 Windstream Corp., Tranche B-4 Term Loan, 3.5%, 1/23/20

   1,240,208

 $ 4,816,083

 Wireless Telecommunication Services - 0.6%

   1,895,657

 BB-/B1

 Syniverse Holdings, Inc., Initial Term Loan, 4.0%, 4/23/19

 $ 1,906,320

 Total Telecommunication Services

 $ 6,722,403

 TELECOMMUNICATIONS SERVICES - 1.0%

 Integrated Telecommunication Services - 0.6%

   1,871,563

 B/B2

 Securus Technologies Holdings, Inc., Initial First Lien Term Loan, 4.75%, 4/30/20

 $ 1,869,691

 Wireless Telecommunication Services - 0.4%

   1,445,644

 BBB-/Ba2

 Crown Castle Operating Co., Extended Incremental Tranche B-2 Term Loan, 3.25%, 1/31/21

 $ 1,448,716

 Total Telecommunications Services

 $ 3,318,407

 TRANSPORTATION - 6.5%

 Air Freight & Logistics - 1.8%

   1,495,220

 B/B2

 Air Medical Group Holdings, Inc., Term Loan B-1, 5.0%, 6/30/18

 $ 1,507,368

   300,000

 B/B1

 Ceva Group Plc, Dollar Tranche B Pre-Funded L/C, 0.147%, 8/31/16

   299,625

   1,200,000

 CCC+/B1

 Ceva Group Plc, Tranche B Term Loan, 5.236%, 8/31/16

   1,199,628

   1,752,300

 NR/B1

 Mirror Bidco Corp., New Incremental Term Loan, 4.25%, 12/28/19

   1,762,888

   1,059,675

 B-/B2

 Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/19

   1,070,934

 $ 5,840,443

 Airlines - 3.2%

   826,625

 BB-/Ba3

 Allegiant Travel Co., Term Loan, 5.75%, 3/10/17

 $ 830,758

   2,985,000

 NR/Ba2

 American Airlines, Inc., Class B Term Loan, 3.75%, 6/27/19

   2,998,059

   248,125

 BB-/Ba2

 Continental Airlines, Inc., (United Air Lines, Inc.), Class B Term Loan, 4.0%, 4/1/19

   250,064

   1,485,000

 BB/Ba1

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.5%, 10/18/18

   1,491,365

   1,316,250

 BB/Ba1

 Delta Air Lines, Inc., Term Loan, 3.5%, 4/20/17

   1,325,162

   1,293,750

 BB-/Ba2

 U.S. Airways, Inc., Tranche B-1 Term Loan, 3.5%, 5/23/19

   1,297,253

   2,156,250

 BB-/Ba2

 U.S. Airways, Inc., Tranche B-2 Term Loan, 3.0%, 11/23/16

   2,163,797

 $ 10,356,458

 Leisure Products - 0.1%

   455,000

 B/B2

 Marine Acquisition Corp., Term Loan, 6.5%, 1/30/21

 $ 458,412

 Marine - 0.3%

   992,500

 CCC/B3

 Commercial Barge Line Co., Initial First Lien Term Loan, 7.5%, 9/22/19

 $ 993,741

 Marine Ports & Services - 0.4%

   1,144,250

 B/B3

 Lineage Logistics LLC, Term Loan, 4.5%, 4/26/19

 $ 1,145,680

 Trucking - 0.7%

   1,000,000

 B/B1

 Aegis Toxicology Sciences Corp. Initial First Lien Term Loan, 4.5%, 2/24/21

 $ 1,005,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Trucking (continued)

   1,216,617

 NR/Ba2

 Swift Transportation Co., LLC, Tranche B-2 Term Loan, 4.0%, 12/21/17

   1,229,088

 $ 2,234,088

 Total Transportation

 $ 21,028,822

 UTILITIES - 3.9%

 Electric Utilities - 1.4%

   2,238,750

 BB/Ba3

 Calpine Construction Finance Company, LP, Term B-1 Loan, 3.0%, 5/3/20

 $ 2,216,363

   1,250,000

 BB-/B1

 Raven Power Finance, Term Advance Loan, 5.25%, 12/19/20

   1,263,281

   1,189,756

 BB-/Ba3

 Star West Generation LLC, Term B Advance, 4.25%, 3/13/20

   1,195,705

 $ 4,675,349

 Independent Power Producers & Energy Traders - 2.2%

   1,243,470

 BB+/Ba1

 AES Corp., Initial Term Loan, 3.75%, 6/1/18

 $ 1,251,588

   1,677,563

 BB-/B1

 Calpine Corp., Term Loan, 4.0%, 4/1/18

   1,687,524

   493,750

 BB-/B1

 Calpine Corp., Term Loan, 4.0%, 10/9/19

   496,682

   1,071,538

 BB-/B1

 Dynegy, Inc., Tranche B-2 Term Loan, 4.0%, 4/23/20

   1,078,140

   1,235,613

 BB+/Baa3

 NRG Energy, Inc., 2013 Term Loan, 2.75%, 7/1/18

   1,228,855

   1,496,250

 B+/B3

 Synagro Technologies, Term Loan, 6.25%, 8/22/20

   1,498,120

 $ 7,240,909

 Water Utilities - 0.3%

   866,667

 B+/NR

 WTG Holdings III Corp., First Lien Term Loan, 4.75%, 1/15/21

 $ 873,167

 Total Utilities

 $ 12,789,425

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $440,304,521)

 $ 432,617,925

 CLAIMS -  0.0% of Net Assets

 TRANSPORTATION - 0.0%

 Airlines - 0.0%

   1,200,000(f)(g)

 NR/NR

 Northwest Airlines, Inc., ALPA Claim-Escrow, 0.0%

 $ –

   2,500,000(f)(g)

 NR/NR

 Northwest Airlines, Inc., Bell Atlantic Claim-Escrow, 0.0%

   –

   2,500,000(f)(g)

 NR/NR

 Northwest Airlines, Inc., EDC Claim-Escrow, 0.0%

   –

   2,130,600(f)(g)

 NR/NR

 Northwest Airlines, Inc., Flight Attendant Claim-Escrow, 0.0%

   –

   1,500,000(f)(g)

 NR/NR

 Northwest Airlines, Inc., GE Claim-Escrow, 0.0%

   –

   1,264,500(f)(g)

 NR/NR

 Northwest Airlines, Inc., IAM Claim-Escrow, 0.0%

   –

   1,404,900(f)(g)

 NR/NR

 Northwest Airlines, Inc., Retiree Claim-Escrow, 0.0%

   –

 Total Transportation

 $ –

 TOTAL CLAIMS

 (Cost  $0)

 $ –

 CORPORATE BONDS & NOTES -  2.9% of Net Assets

 CAPITAL GOODS - 0.6%

 Aerospace & Defense - 0.6%

   1,850,000

 BB-/Ba3

 Spirit AeroSystems, Inc., 7.5%, 10/1/17

 $ 1,926,313

 Total Capital Goods

 $ 1,926,313

 DIVERSIFIED FINANCIALS - 0.2%

 Consumer Finance - 0.1%

   200,000

 BBB/Baa1

 Capital One Financial Corp., 7.375%, 5/23/14

 $ 203,022

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 Value

 Other Diversified Financial Services - 0.1%

   500,000(c)

 BBB-/NR

 Vita Capital V, Ltd., 2.738%, 1/15/17 (144A)

 $ 508,550

 Total Diversified Financials

 $ 711,572

 ENERGY - 0.9%

 Oil & Gas Drilling - 0.1%

   250,000

 B-/B3

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 $ 269,375

 Oil & Gas Exploration & Production - 0.8%

   2,490,000

 BB/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 $ 2,723,437

 Total Energy

 $ 2,992,812

 HEALTH CARE EQUIPMENT & SERVICES - 0.3%

 Health Care Equipment & Services - 0.3%

   903,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $ 1,011,360

 Health Care Supplies - 0.0%†

   6,487,382(b)

 NR/NR

 Azithromycin Royalty Sub LLC, 16.0%, 5/15/19

 $ 8,109

 Total Health Care Equipment & Services

 $ 1,019,469

 INSURANCE - 0.6%

 Reinsurance - 0.6%

   250,000(c)

 BB-/NR

 Atlas Reinsurance VII, Ltd., 8.117%, 1/7/16 (144A)

 $ 262,475

   500,000(c)

 NR/Baa1

 Combine Re, Ltd., 4.535%, 1/7/15 (144A)

   508,400

   250,000(c)

 BB/NR

 East Lane Re V, Ltd., 9.035%, 3/16/16 (144A)

   269,975

   250,000(c)

 BB/NR

 Mystic Re, Ltd., 9.035%, 3/12/15 (144A)

   261,775

   250,000(c)

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, 8.549%, 1/5/17 (144A)

   266,750

   250,000(c)

 B/NR

 Queen Street VII Re, Ltd., 8.635%, 4/8/16 (144A)

   262,650

 Total Insurance

 $ 1,832,025

 MATERIALS - 0.3%

 Diversified Metals & Mining - 0.3%

   1,050,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20

 $ 1,050,000

 Total Materials

 $ 1,050,000

 TELECOMMUNICATION SERVICES - 0.0%†

 Integrated Telecommunication Services - 0.0%†

   6,000

 BB-/Ba2

 Frontier Communications Corp., 8.25%, 5/1/14

 $ 6,060

 Total Telecommunication Services

 $ 6,060

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $15,435,755)

 $ 9,538,251

 Shares

 Value

 COMMON STOCKS -  6.6% of Net Assets

 AUTOMOBILES & COMPONENTS - 2.3%

 Auto Parts & Equipment - 2.3%

   115,239

 Delphi Automotive Plc

 $ 7,671,460

 Total Automobiles & Components

 $ 7,671,460

 CONSUMER DISCRETIONARY - 3.9%

 Broadcasting - 3.9%

   664,861(h)

 Media General, Inc.

 $ 12,612,413

 Total Consumer Discretionary

 $ 12,612,413

 MEDIA - 0.2%

 Publishing - 0.2%

 EUR

   266,510(h)

 Solocal Group

 $ 541,406

 Total Media

 $ 541,406

 Shares

 Value

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†

 Biotechnology - 0.0%†

   2,454(h)

 Progenics Pharmaceuticals, Inc.

 $ 11,460

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 11,460

 RETAILING - 0.0%

 Apparel Retail - 0.0%

   569(g)(h)

 Johnny Appleseed's, Inc.

 $ –

 Total Retailing

 $ –

 TRANSPORTATION - 0.2%

 Air Frieght & Logistics - 0.2%

 –

   710(h)

 CEVA Holdings LLC

 $ 727,535

 Total Transportation

 $ 727,535

 UTILITIES - 0.0%†

 Independent Power Producers & Energy Traders - 0.0%†

   775

 NRG Energy, Inc.

 $ 22,530

 Total Utilities

 $ 22,530

 TOTAL COMMON STOCKS

 (Cost  $5,660,169)

 $ 21,586,804

 LIQUIDATING TRUSTS -  0.0% of Net Assets

 CONSUMER SERVICES - 0.0%

 Hotels, Resorts & Cruise Lines - 0.0%

   3,377,886(g)(h)(i)

 Yellowstone Mountain Club LLC, Liquidating Trust

 $ –

 Total Consumer Services

 $ –

 ENERGY - 0.0%

 Oil & Gas Exploration & Production - 0.0%

   4,995,000(g)(h)(i)

 Crusader Energy Group, Inc., Liquidating Trust

 $ –

 Total Energy

 $ –

 TOTAL LIQUIDATING TRUSTS

 (Cost  $0)

 $ –

 TOTAL INVESTMENTS IN SECURITIES - 145.0%

 (Cost - $468,889,703) (j)

 $ 472,295,886

 OTHER ASSETS AND LIABILITIES - (45.0)%

 $ (146,602,501)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

 $ 325,693,385

 †

 Amount rounds to less than 0.1%.

 NR

 Security not rated by S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2014, the value of these securities amounted to $11,904,841, or 3.7% of total net assets applicable to common shareowners.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at February 28, 2014.

 (a)

 Security is in default and is non income producing.

 (b)

Indicates a security that has been deemed as illiquid.  As of February 28, 2014 the aggregate cost of illiquid securities in the Trust's portfolio was $19,318,548.  As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $8,783,458 represented 2.7% of total net assets applicable to common shareowners.

 (c)

 Floating rate note.  The rate shown is the coupon rate at February 28, 2014.

 (d)

 The company and agent bank are in the process of negotiating forbearance.

 (e)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (f)

 Security represents a claim which is subject to bankruptcy court findings which may result in an exchange of money, assets or equity.

 (g)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (h)

 Non-income producing.

 (i)

 Security represents a liquidating trust which is a vehicle which through future settlements of bankruptcy claims are dispersed to creditors.

 (j)

 At February 28, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $469,220,412 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 22,823,664

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (19,748,190)

 Net unrealized appreciation

 $ 3,075,474

 For financial reporting purposes net unrealized appreciation on investments was

 $ 3,406,183  and cost of investments aggregated  $468,889,703.

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

As of February 28, 2014, the Trust had the following unfunded loan commitment outstanding:.

 Borrower

 Par

 Cost

 Value

 Unrealized

 Appreciation

 W.R. Grace & Co., Delayed Draw Term Loan

 $218,141

 $218,141

 $218,892

 $751

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

 The following is a summary of the inputs used as of February 28, 2014, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Security

$
–

$
135,062

$
–

$
135,062

 Collateralized Loan Obligations

 Diversified Banks

–

–

2,774,325

2,774,325

 Thrifts & Mortgage Finance

–

–

5,643,519

5,643,519

 Senior Secured Floating Rate Loan Interests

 Coal & Consumable Fuels

–

907,850

733,333

1,641,183

     All Other

–

430,976,742

–

430,976,742

 Claims

 Airlines

–

–

–
*

–
*

 Corporate Bonds & Notes

 Health Care Supplies

–

–

8,109

8,109

     All Other

–

9,530,142

–

9,530,142

 Common Stocks

 Air Freight & Logistics

–

727,535

–

727,535

 Apparel Retail

–

–
*

–

–
*

     All Other

20,859,269

–

–

20,859,269

 Liquidating Trusts

 Oil & Gas Exploration & Production

–

–

–
*

–
*

 Hotels, Resorts & Cruise Lines

–

–

–
*

–
*

 Total Investments in Securities

$
20,859,269

$
442,277,331

$
9,159,286

$
472,295,886

 Other Financial Instruments

 Forward Foreign Currency Contracts

$
–

$
(17,880
)

$
–

$
(17,880
)

 Total Other Financial Instruments

$
–

$
(17,880
)

$
–

$
(17,880
)

 *   Security is valued at $0.

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 as of

 11/30/13

 Realized

 gain

 (loss)

 Change in

 Unrealized appreciation

 (depreciation)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers

 in to

 Level 3*

 Transfers

 out of

 Level 3*

 Balance

 as of

 2/28/14

 Collateralized Loan Obligations

 Diversified Banks

 $ 2,727,554

 $ –

 $ 13,272

 $ –

 $ –

 $ 33,499

 $ –

 $ –

 $ 2,774,325

 Thrifts & Mortgage Finance

   5,625,880

   –

   (38,650)

   –

   –

   56,289

   –

   –

   5,643,519

 Senior Secured Floating Rate Loan Interests

 Coal & Consumable Fuels

   –

   –

   –

   –

   –

   –

   733,333

   –

   733,333

 Claims

 Airlines

 - **

   –

   –

   –

   –

   –

   –

   –

    -**

 Corporate Bonds & Notes

 Health Care Supplies

   8,109

   –

   (2,079)

   –

   –

   2,079

   –

   –

   8,109

 Liquidating trust

 Oil & gas

 Exploration

 & Production

 - **

   –

   –

   –

   –

   –

   –

   –

 -**

 Hotels & Resorts

 & Cruise Lines

 - **

   –

   –

   –

   –

   –

   –

   –

 -**

 Total

 $ 8,361,543

 $ –

 $ (27,457)

 $ –

 $ –

 $ 91,867

 $ 733,333

 $ –

 $ 9,159,286

        During the period ended February 28, 2014, one security valued at $733,333 transferred from Level 2 to Level 3.

  *  Transfers are calculated on the beginning of period values.

 ** Includes securities that are fair valued at $0.

        Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at 02/28/14: $(27,457).

The following table presents additional information about valuation techniques and inputs used for investments that were measured at fair value and categorized as Level 3 at February 28, 2014:

 Fair Value 2/28/14

 Valuation Technique(s)

 Unobservable Input

 Value/Range (Weighted Average)

 Collateralized Loan

       Obligations

 $           8,417,844

 Broker Quote

 Proprietary

 Broker Model

 $92.16 - $97.51

  per bond

 Senior Secured Floating Rate Loan Interests

 $               733,333

 Broker Quote

 Proprietary

 Broker Model

 $100.00 per bond

 Corporate Bonds

       & Notes

 $                    8,109

 Broker Quote

 Proprietary

 Broker Model

 $0.125 per bond

 Liquidating Trusts (1)

  $                        -

 Discounted

 Cash Flow

 Residual Value

 $0

 Claims(2)

  $                        -

 Discounted Cash Flow

 Residual Value

 $0

(1) The significant unobservable input used in the fair value measurement of liquidating trusts is the projected cash flow.  Significant increases (decreases)

      In this input would result in a significantly higher (lower) fair value measurement.

(2) The significant unobservable input used in the fair value measurement of claims is the projected cash flow. Significant increases (decreases) in this input would result in a significantly higher (lower) fair value measurement.

As of February 28, 2014, outstanding forward foreign currency contracts were as follows:

 Currency

 Contracts to

 Receive/

 (Deliver)

 In

 Exchange

 for US$

 Settlement

 Date

 Value

 Net

 Unrealized

 Depreciation

 GBP

 (Pound Sterling)

 (395,875.12)

 $(645,224)

 05/06/14

 $ (663,104)

 $ (17,880)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Pioneer Floating Rate Trust By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date April 29, 2014 * Print the name and title of each signing officer under his or her signature.